Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($)	Jun. 30, 2015	Mar. 31, 2015	Mar. 31, 2014
Payables and Accruals [Abstract]
Wages and taxes	$ 227,253	$ 175,357	$ 151,290
Accrued interest	$ 19,162	25,534	0
Consulting		0	300,000
Total accrued expenses	$ 246,415	$ 200,891	$ 451,290